Stockholder's Equity (Details)	4 Months Ended	9 Months Ended
	Dec. 31, 2020 £ / shares shares	Sep. 30, 2021 £ / shares shares	Sep. 30, 2021 $ / shares shares	Dec. 31, 2020 $ / shares shares	Dec. 31, 2019 £ / shares shares
Stockholder's Equity (Details) [Line Items]
Common stock, par share (in Dollars per share) | £ / shares	£ 0.01
Shares issued	11,380,421			11,380,421	11,324,677
Shares outstanding	11,380,421			11,380,421	11,324,677
Class B Common Stock [Member]
Stockholder's Equity (Details) [Line Items]
Common stock, shares authorized	5,296,549	5,476,837	5,476,837	5,296,549	5,296,549
Common stock, par share (in Dollars per share) | £ / shares	£ 0.01	£ 0.01			£ 0.01
Shares issued	5,296,549	5,476,837	5,476,837	5,296,549	5,296,549
Shares outstanding	5,296,549	5,476,837	5,476,837	5,296,549	5,296,549
CIK 0001822888 Virtuoso Acquisition Corp [Member]
Stockholder's Equity (Details) [Line Items]
Preferred stock, shares authorized	1,000,000	1,000,000	1,000,000	1,000,000
Preferred stock, par value (in Dollars per share) | $ / shares			$ 0.0001	$ 0.0001
Business Combination, description		The Company’s initial stockholders have agreed not to transfer, assign or sell their founder shares until the earlier to occur of (A) one year after the completion of the Company’s initial business combination or (B) subsequent to the Company’s initial business combination, (x) if the last reported sale price of the Company’s Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after the Company’s initial business combination, or (y) the date on which the Company completes a liquidation, merger, capital stock exchange, reorganization or other similar transaction that results in all of its stockholders having the right to exchange their shares of common stock for cash, securities or other property.
CIK 0001822888 Virtuoso Acquisition Corp [Member] | Class A Common Stock [Member]
Stockholder's Equity (Details) [Line Items]
Common stock, shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Common stock, par share (in Dollars per share) | $ / shares			$ 0.0001	$ 0.0001
Shares issued	0	0	0	0
Shares subject to possible redemption	0	23,000,000	23,000,000	0
Business combination conversion basis percentage	20.00%
Shares outstanding	0	0	0	0
CIK 0001822888 Virtuoso Acquisition Corp [Member] | Class B Common Stock [Member]
Stockholder's Equity (Details) [Line Items]
Preferred stock, par value (in Dollars per share) | $ / shares				$ 0.0001
Common stock, shares authorized	10,000,000	10,000,000	10,000,000	10,000,000
Common stock, par share (in Dollars per share) | $ / shares			$ 0.0001	$ 0.0001
Shares issued	5,750,000	5,750,000	5,750,000	5,750,000
Business combination conversion basis percentage		20.00%
Common stock voting rights		Holders of the Class A common stock and holders of the Class B common stock will vote together as a single class on all matters submitted to a vote of the Company’s stockholders, with each share of common stock entitling the holder to one vote.
Shares outstanding	5,750,000	5,750,000	5,750,000	5,750,000